REVENUE	12 Months Ended
Dec. 31, 2019
REVENUE
REVENUE

19   REVENUE

Net revenue consisted of the following:

	Years ended December 31,
	2017	2018	2019

Colocation services	1,219,086	2,104,259	3,261,745
Managed service and others	372,774	655,231	832,826
Service revenue	1,591,860	2,759,490	4,094,571
Equipment sales	24,306	32,587	27,834
Total	1,616,166	2,792,077	4,122,405